FAIR VALUE MEASUREMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	$ 614		$ 539
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	117		156
Nuclear decomissioning trusts - Municipal debt securities	111		63
Nuclear decommissioning trusts - Other debt securities	153		130
Nuclear decommissioning trusts - Total debt securities	381		349
Total nuclear decommissioning trusts	995	[1]	888	[1]
Interest rate instruments, assets	56		68
Commodity contracts subject to rate recovery, assets	133		74
Commodity contracts not subject to rate recovery, assets	23		43
Investments			1
Assets fair value disclosure, total	1,207		1,074
Interest rate instruments, liabilities	117		126
Commodity contracts subject to rate recovery, liabilities	13		9
Commodity contracts not subject to rate recovery, liabilities	7		18
Liabilities fair value disclosure, total	137		153
San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	614		539
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	117		156
Nuclear decomissioning trusts - Municipal debt securities	111		63
Nuclear decommissioning trusts - Other debt securities	153		130
Nuclear decommissioning trusts - Total debt securities	381		349
Total nuclear decommissioning trusts	995	[1]	888	[1]
Commodity contracts subject to rate recovery, assets	130		73
Commodity contracts not subject to rate recovery, assets	1		1
Assets fair value disclosure, total	1,126		962
Interest rate instruments, liabilities	55		81
Commodity contracts subject to rate recovery, liabilities	12		8
Liabilities fair value disclosure, total	67		89
Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	3		1
Commodity contracts not subject to rate recovery, assets	2		3
Assets fair value disclosure, total	5		4
Commodity contracts subject to rate recovery, liabilities	1		1
Liabilities fair value disclosure, total	1		1
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	614		539
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	59		87
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	59		87
Total nuclear decommissioning trusts	673	[1]	626	[1]
Interest rate instruments, assets	0		0
Commodity contracts subject to rate recovery, assets	2		0
Commodity contracts not subject to rate recovery, assets	1		13
Investments			1
Assets fair value disclosure, total	676		640
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		23
Commodity contracts not subject to rate recovery, liabilities	4		6
Liabilities fair value disclosure, total	4		29
Level 1 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	614		539
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	59		87
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	59		87
Total nuclear decommissioning trusts	673	[1]	626	[1]
Commodity contracts subject to rate recovery, assets	1		0
Commodity contracts not subject to rate recovery, assets	0		0
Assets fair value disclosure, total	674		626
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		23
Liabilities fair value disclosure, total	0		23
Level 1 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	1		0
Commodity contracts not subject to rate recovery, assets	0		1
Assets fair value disclosure, total	1		1
Commodity contracts subject to rate recovery, liabilities	0		0
Liabilities fair value disclosure, total	0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	58		69
Nuclear decomissioning trusts - Municipal debt securities	111		63
Nuclear decommissioning trusts - Other debt securities	153		130
Nuclear decommissioning trusts - Total debt securities	322		262
Total nuclear decommissioning trusts	322	[1]	262	[1]
Interest rate instruments, assets	56		68
Commodity contracts subject to rate recovery, assets	1		0
Commodity contracts not subject to rate recovery, assets	5		8
Investments			0
Assets fair value disclosure, total	384		338
Interest rate instruments, liabilities	117		126
Commodity contracts subject to rate recovery, liabilities	13		9
Commodity contracts not subject to rate recovery, liabilities	8		23
Liabilities fair value disclosure, total	138		158
Level 2 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	58		69
Nuclear decomissioning trusts - Municipal debt securities	111		63
Nuclear decommissioning trusts - Other debt securities	153		130
Nuclear decommissioning trusts - Total debt securities	322		262
Total nuclear decommissioning trusts	322	[1]	262	[1]
Commodity contracts subject to rate recovery, assets	1		0
Commodity contracts not subject to rate recovery, assets	0		0
Assets fair value disclosure, total	323		262
Interest rate instruments, liabilities	55		81
Commodity contracts subject to rate recovery, liabilities	12		8
Liabilities fair value disclosure, total	67		89
Level 2 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	0		0
Commodity contracts not subject to rate recovery, assets	0		0
Assets fair value disclosure, total	0		0
Commodity contracts subject to rate recovery, liabilities	1		1
Liabilities fair value disclosure, total	1		1
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0		0
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	0		0
Total nuclear decommissioning trusts	0	[1]	0	[1]
Interest rate instruments, assets	0		0
Commodity contracts subject to rate recovery, assets	99		61
Commodity contracts not subject to rate recovery, assets	0		0
Investments			0
Assets fair value disclosure, total	99		61
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Commodity contracts not subject to rate recovery, liabilities	0		0
Liabilities fair value disclosure, total	0		0
Level 3 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0		0
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	0		0
Total nuclear decommissioning trusts	0	[1]	0	[1]
Commodity contracts subject to rate recovery, assets	99		61
Commodity contracts not subject to rate recovery, assets	0		0
Assets fair value disclosure, total	99		61
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Liabilities fair value disclosure, total	0		0
Level 3 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	0		0
Commodity contracts not subject to rate recovery, assets	0		0
Assets fair value disclosure, total	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Liabilities fair value disclosure, total	0		0
NettingAndCollateralMember
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0	[2]	0	[2]
Nuclear decomissioning trusts - Municipal debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Other debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Total debt securities	0	[2]	0	[2]
Total nuclear decommissioning trusts	0	[1],[2]	0	[1],[2]
Interest rate instruments, assets	0	[2]	0	[2]
Commodity contracts subject to rate recovery, assets	31	[2]	13	[2]
Commodity contracts not subject to rate recovery, assets	17	[2]	22	[2]
Investments			0	[2]
Assets fair value disclosure, total	48	[2]	35	[2]
Interest rate instruments, liabilities	0	[2]	0	[2]
Commodity contracts subject to rate recovery, liabilities	0	[2]	(23)	[2]
Commodity contracts not subject to rate recovery, liabilities	(5)	[2]	(11)	[2]
Liabilities fair value disclosure, total	(5)	[2]	(34)	[2]
NettingAndCollateralMember | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0	[2]	0	[2]
Nuclear decomissioning trusts - Municipal debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Other debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Total debt securities	0	[2]	0	[2]
Total nuclear decommissioning trusts	0	[1],[2]	0	[1],[2]
Commodity contracts subject to rate recovery, assets	29	[2]	12	[2]
Commodity contracts not subject to rate recovery, assets	1	[2]	1	[2]
Assets fair value disclosure, total	30	[2]	13	[2]
Interest rate instruments, liabilities	0	[2]	0	[2]
Commodity contracts subject to rate recovery, liabilities	0	[2]	(23)	[2]
Liabilities fair value disclosure, total	0	[2]	(23)	[2]
NettingAndCollateralMember | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	2	[2]	1	[2]
Commodity contracts not subject to rate recovery, assets	2	[2]	2	[2]
Assets fair value disclosure, total	4	[2]	3	[2]
Commodity contracts subject to rate recovery, liabilities	0	[2]	0	[2]
Liabilities fair value disclosure, total	$ 0	[2]	$ 0	[2]

[1]	Excludes cash balances and cash equivalents.
[2]	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.